UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21831

Alternative Investment Partners Absolute Return Fund STS

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Proxy Voting Record.

The registrant invests substantially all of its assets in AIP Absolute Return Fund LDC (the “Offshore Fund”), which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (CIK 0001327228, Investment Company Act file number 811-21767), the “Master Fund”. For the twelve-month period ended June 30, 2018, neither the Offshore Fund nor the Master Fund solicited any vote, proxy, or consent which required any of its investors, including the registrant, to take any action. If interested in the proxy voting record of the Master Fund, please see the Master Fund’s Form N-PX, filed with the Securities and Exchange Commission on August 30, 2018.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

By:	/s/ John Gernon
	Name:	John Gernon
	Title:	Principal Executive Officer

Date:	August 30, 2018